Organization and Business - Schedule of Principal Subsidiaries of the Company (Details)	12 Months Ended
Dec. 31, 2025
Sky Kingwin Ltd [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	British Virgin Islands (“BVI”) Company
Ownership	100%
Principle activities	Holding company
SKY KINGWIN (HK) LIMITED [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	Hong Kong (“HK”) Limited Company
Ownership	100%
Principle activities	Holding company
Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Jiangsu Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (formerly known as “Shenzhen Tomorrow Innovation Core Technology Co., Ltd.”) [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	KingWin HK (100% Hold) Incorporated on Aug 19, 2024
Principle activities	Holding company
Guji Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (100% Hold) Acquired on Aug 29, 2024
Principle activities	Sales of devices to support AI data collection and analysis
Top Kingwin Hi Tech lnc. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The United States of America (US) Company
Ownership	Sky Kingwin Ltd (100% Hold) Incorporated on March 6, 2025
Principle activities	Sales of AI-related software and hardware
Top Kingwin Technology Inc. [Member]
Schedule of Principal Subsidiaries of the Company [Line Items]
Background	The United States of America (US) Company
Ownership	Top KingWin Ltd. (100% Hold) Incorporated on February 23, 2025
Principle activities	Research, development and manufacturing of AI-related software and hardware